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[AIM LOGO APPEARS HERE]
--Registered Trademark--
P.O. Box 4333
Houston, TX 77210-4333
11 Greenway Plaza, Suite 100
Houston, TX 77046-1173
713-626-1919


March 5, 2001


   VIA EDGAR

   Securities and Exchange Commission
   Judiciary Plaza
   450 Fifth St., N.W.
   Washington, D.C. 20549

   Re:     AIM Investment Funds
           CIK No. 0000826644

   Gentlemen:

   Pursuant to Rule 497 (j) under the Securities Act of 1933 ("1933 Act"), the undersigned certifies on behalf of AIM Investment Funds (the "Trust"), that the Prospectuses relating to AIM Developing Markets Fund, AIM Global Consumer Products and Services Fund, AIM Global Financial Services Fund, AIM Global Health Care Fund, AIM Global Infrastructure Fund, AIM Global Resources Fund, AIM Global Telecommunications and Technology Fund, AIM Latin American Growth Fund, and AIM Strategic Income Fund; the Statement of Additional Information relating to AIM Developing Markets Fund and AIM Latin American Growth Fund; and the Statement of Additional Information relating to AIM Global Financial Services Fund, AIM Global Infrastructure Fund, AIM Global Resources Fund, AIM Global Consumer Products and Services Fund, AIM Global Health Care Fund, and AIM Global Telecommunications and Technology that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 59 to the Trust's Registration Statement on Form N-1A. Such Post-Effective Amendment No. 59 is the most recent Amendment to the Trust's Registration Statement which was filed electronically with the Securities and Exchange Commission on February 28, 2001.

   Please send copies of all correspondence with respect to this certificate to the undersigned, or contact me at (713) 214-4889.

   Very truly yours,

   /s/ JUAN E. CABRERA, JR.

   Juan E. Cabrera, Jr.
   Counsel

A Member of the AMVESCAP Group